Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 05, 2011 Common Stock Class A [Member]	Mar. 05, 2011 Common Stock Class B [Member]
Entity Information [Line Items]
Entity Registrant Name	CITIZENS INC
Entity Central Index Key	0000024090
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 305,863,400
Entity Common Stock, Shares Outstanding			48,962,938	1,001,714
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan 9, 2013

Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities available-for-sale, at fair value (cost: $484,809 and $578,412 in 2011 and 2010, respectively)	$ 514,253	$ 575,737
Fixed maturities held-to-maturity, at amortized cost (fair value: $230,093 and $79,103 in in 2011 and 2010, respectively)	227,500	80,232
Equity securities available-for-sale, at fair value (cost: $45,599 and $19,844 in 2011 and 2010, respectively)	46,137	23,304
Mortgage loans on real estate	1,557	1,489
Policy loans	39,090	35,585
Real estate held for investment (less $1,149 and $1,017 accumulated depreciation in 2011 and 2010, respectively	8,539	9,200
Other long-term investments	105	148
Short-term investments	2,048	0
Total investments	839,229	725,695
Cash and cash equivalents	33,255	49,723
Accrued investment income	7,787	7,433
Reinsurance recoverable	9,562	9,729
Deferred policy acquisition costs	136,300	125,684
Cost of customer relationships acquired	27,945	31,631
Goodwill	17,160	17,160
Other intangible assets	906	1,019
Federal income tax receivable	901	1,914
Property and equipment, net	7,860	7,101
Due premiums, net (less $1,698 and $1,568 allowance for doubtful accounts i n 2011 and 2010, respectively)	9,169	8,537
Prepaid expenses	396	474
Other assets	800	406
Total assets	1,091,270	986,506
Future policy benefits reserves:
Life insurance	697,502	637,140
Annuities	47,060	42,096
Accident and health	5,612	5,910
Dividend accumulations	10,601	9,498
Premiums paid in advance	25,291	23,675
Policy claims payable	10,020	10,540
Other policyholders' funds	8,760	8,191
Total policy liabilities	804,846	737,050
Commissions payable	2,851	2,538
Deferred federal income tax	18,055	9,410
Warrants outstanding	451	1,587
Other liabilities	9,382	8,287
Total liabilities	835,585	758,872
Common stock:
Accumulated deficit	(14,208)	(22,581)
Accumulated other comprehensive income:
Unrealized gains on securities, net of tax	19,172	1,339
Treasury stock, at cost	(11,011)	(11,011)
Total stockholders' equity	255,685	227,634
Total liabilities and stockholders' equity	1,091,270	986,506
Common Stock Class A [Member]
Common stock:
Common stock	258,548	256,703
Common Stock Class B [Member]
Common stock:
Common stock	$ 3,184	$ 3,184

Consolidated Statements of Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities available-for-sale, cost	$ 484,809	$ 578,412
Fixed maturities held-to-maturity, fair value	230,093	79,103
Equity securities available-for-sale, cost	45,599	19,844
Real estate held for investment, accumulated depreciation	1,149	1,017
Due premiums, allowance for doubtful accounts	$ 1,698	$ 1,568
Common Stock Class A [Member]
Common stock:
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	52,089,189	51,822,497
Common stock, shares outstanding (in shares)	52,089,189	51,822,497
Common stock, shares in treasury (in shares)	3,135,738	3,135,738
Common Stock Class B [Member]
Common stock:
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	2,000,000	2,000,000
Common stock, shares issued (in shares)	1,001,714	1,001,714
Common stock, shares outstanding (in shares)	1,001,714	1,001,714

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Premiums:
Life insurance	$ 154,778	$ 145,665	$ 141,001
Accident and health insurance	1,561	1,577	1,531
Property insurance	5,056	4,810	4,748
Net investment income	30,956	30,077	29,602
Realized investment gains, net	765	8,012	8,040
Decrease in fair value of warrants	1,136	232	3,154
Other income	761	808	904
Total revenues	195,013	191,181	188,980
Insurance benefits paid or provided:
Claims and surrenders	60,056	61,038	59,988
Increase in future policy benefit reserves	58,264	46,420	40,790
Policyholders' dividends	8,072	7,485	6,680
Total insurance benefits paid or provided	126,392	114,943	107,458
Commissions	38,374	36,585	35,536
Other general expenses	26,897	27,085	28,403
Capitalization of deferred policy acquisition costs	(29,433)	(27,960)	(27,132)
Amortization of deferred policy acquisition costs	18,620	17,840	20,678
Amortization of cost of customer relationships acquired	2,998	3,058	3,431
Total benefits and expenses	183,848	171,551	168,374
Income before federal income tax	11,165	19,630	20,606
Federal income tax expense	2,790	4,119	3,266
Net income	8,375	15,511	17,340
Net income applicable to common stockholders	$ 8,375	$ 15,511	$ 14,835
Common Stock Class A [Member]
Per Share Amounts:
Basic and diluted earnings per share (in dollars per share)	$ 0.17	$ 0.32	$ 0.31
Common Stock Class B [Member]
Per Share Amounts:
Basic and diluted earnings per share (in dollars per share)	$ 0.08	$ 0.16	$ 0.15

Consolidated Statements of Stockholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock Class A [Member]	Common Stock Class B [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury stock [Member]	Total
Balance at Dec. 31, 2008	$ 240,511	$ 3,184	$ (55,432)	$ (5,711)	$ (11,011)	$ 171,541
Balance (in shares) at Dec. 31, 2008	48,782,000	1,002,000			(3,136,000)	0
Comprehensive income:
Net income	0	0	17,340	0	0	17,340
Unrealized investment gains (losses), net	0	0	0	11,002	0	11,002
Total comprehensive income (loss)	0	0	17,340	11,002	0	28,342
Accretion of deferred issuance costs and discounts on preferred stock	(2,289)	0	0	0	0	(2,289)
Acquisition of Integrity Capital	8,410	0	0	0	0	8,410
Preferred stock redemption	10,001	0	0	0	0	10,001
Warrants exercised	70	0	0	0	0	70
Stock dividends (in shares)	32,000	0			0
Warrants exercised (in shares)	10,000	0			0
Preferred stock redemption (in shares)	1,704,000	0			0	1,704,446
Acquisition of Integrity Capital (in shares)	1,294,000	0			0
Total stock issued (in shares)	3,040,000	0			0
Balance at Dec. 31, 2009	256,703	3,184	(38,092)	5,291	(11,011)	216,075
Balance (in shares) at Dec. 31, 2009	51,822,000	1,002,000			(3,136,000)
Comprehensive income:
Net income	0	0	15,511	0	0	15,511
Unrealized investment gains (losses), net	0	0	0	(3,952)	0	(3,952)
Total comprehensive income (loss)	0	0	15,511	(3,952)	0	11,559
Total stock issued (in shares)	0	0			0
Balance at Dec. 31, 2010	256,703	3,184	(22,581)	1,339	(11,011)	227,634
Balance (in shares) at Dec. 31, 2010	51,822,000	1,002,000			(3,136,000)
Comprehensive income:
Net income	0	0	8,375	0	0	8,375
Unrealized investment gains (losses), net	0	0	0	17,833	0	17,833
Total comprehensive income (loss)	0	0	8,375	17,833	0	26,208
Warrants exercised	1,845	0	(2)	0	0	1,843
Warrants exercised (in shares)	267,000	0			0
Balance at Dec. 31, 2011	$ 258,548	$ 3,184	$ (14,208)	$ 19,172	$ (11,011)	$ 255,685
Balance (in shares) at Dec. 31, 2011	52,089,000	1,002,000			(3,136,000)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 8,375	$ 15,511	$ 17,340
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net realized gains on investments and other assets	(765)	(8,012)	(8,040)
Net deferred policy acquisition costs	(10,813)	(10,120)	(6,454)
Amortization of cost of customer relationships acquired	2,998	3,058	3,431
Decrease in fair value of warrants	(1,136)	(232)	(3,154)
Depreciation	1,057	1,048	1,171
Amortization of premiums and discounts on fixed maturities and short-term investments	4,207	4,381	2,043
Deferred federal income tax expense (benefit)	(1,835)	627	2,329
Change in:
Accrued investment income	(354)	22	15
Reinsurance recoverable	167	1,858	1,729
Due premiums and other receivables	(632)	423	47
Future policy benefit reserves	57,999	45,896	40,477
Other policyholders' liabilities	2,761	7,583	2,477
Federal income tax receivable	1,013	2,109	(1,922)
Commissions payable and other liabilities	1,408	(3,594)	(62)
Other, net	(169)	(19)	666
Net cash provided by operating activities	64,281	60,539	52,093
Cash flows from investing activities:
Sale of fixed maturities, available-for-sale	0	8,029	74,181
Maturities and calls of fixed maturities, available-for-sale	199,730	189,826	292,706
Maturities and calls of fixed maturities, held-to-maturity	83,611	197,600	0
Purchase of fixed maturities, available-for-sale	(110,356)	(396,188)	(255,251)
Purchase of fixed maturities, held-to-maturity	(230,985)	(71,452)	(207,052)
Sale of equity securities, available-for-sale	7,504	22,822	22,745
Calls of equity securities, available-for-sale	682	243	0
Purchase of equity securities, available-for-sale	(32,504)	(9,668)	(637)
Principal payments on mortgage loans	48	45	31
Increase in policy loans, net	(3,480)	(3,489)	(3,141)
Sale of other long-term investments	5	0	241
Purchase of other long-term investments	(33)	(302)	(1,775)
Purchase of property and equipment	(1,800)	(2,064)	(960)
Sale of property and equipment	2	46	692
Maturity of short-term investments	0	2,500	2,250
Purchase of short-term investments	(2,048)	0	(2,605)
Cash acquired from (paid for) acquisitions, net	0	0	9,770
Proceeds from assumption reinsurance agreement	4,550	0	0
Net cash used in investing activities	(85,074)	(62,052)	(68,805)
Cash flows from financing activities:
Warrants exercised	1,843	0	70
Annuity and universal life deposits	6,380	5,775	3,990
Annuity and universal life withdrawals	(3,898)	(3,164)	(2,515)
Net cash provided by financing activities	4,325	2,611	1,545
Net increase (decrease) in cash and cash equivalents	(16,468)	1,098	(15,167)
Cash and cash equivalents at beginning of year	49,723	48,625	63,792
Cash and cash equivalents at end of year	33,255	49,723	48,625
Supplemental Disclosure of Operation Activities
Cash paid during the year for income taxes	$ 3,612	$ 1,382	$ 2,876

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Disclosure of Non-Cash Investing Activities:
Mortgage loan issued for sold real estate	$ 116,000	$ 102,000	$ 1,200,000
Class A preference shares issued for warrant exercise (in shares)	1,989
Real estate transferred to other long-term investments category due to foreclosed mortgage loan		101,000
Acquired Integrity Capital Corporation for class A Common Stock (in shares)			1,294,000
Acquired Integrity Capital Corporation for class A Common Stock			8,400,000
Interest CICA Life Insurance Company of America held in ICC (in hundredth)			0.13
Carrying value of interest CICA Life Insurance Company of America held in ICC			551,000
Total non cash acquisition price of ICC approximate			9,000,000
Supplemental Disclosures of Non-Cash Financing Activities:
Dividend paid to Series A 1 and A 2 convertible preferred shareholders by issuance of Class A Common Stock			216,000
Accretion of deferred issuance costs and discounts on Convertible Preferred Stock			2,300,000
Conversion of Series A-1 and Series A-2 Convertible Stock into Class A common shares			$ 10,001,404
Conversion of Series A-1 and Series A-2 Convertible Stock into Class A common shares (in shares)			1,704,446

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1:    Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements of Citizens, Inc. and its wholly-owned subsidiaries have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP").

The consolidated financial statements include the accounts and operations of Citizens, Inc. ("Citizens"), a Colorado corporation, and its wholly-owned subsidiaries, CICA Life Insurance Company of America ("CICA"), Computing Technology, Inc. ("CTI"), Insurance Investors, Inc. ("III"), Citizens National Life Insurance Company ("CNLIC"), Security Plan Life Insurance Company ("SPLIC"), and Security Plan Fire Insurance Company ("SPFIC").  Integrity Capital Corporation and Integrity Capital Life Insurance Company were merged into CICA effective April 1, 2011.  All significant inter-company accounts and transactions have been eliminated.  Citizens and its wholly-owned subsidiaries are collectively referred to as "the Company, "we," or "our."

We provide primarily life insurance, as well as a small amount of health insurance policies, through three of our subsidiaries - CICA, SPLIC, and CNLIC.  CICA and CNLIC issue ordinary whole-life policies, burial insurance, pre-need policies, and accident and health related policies, throughout the Midwest and southern United States.  CICA also issues ordinary whole-life policies to non-U.S. residents.  SPLIC offers final expense and home service life insurance in Louisiana, Arkansas and Mississippi and SPFIC, a wholly-owned subsidiary of SPLIC, writes a limited amount of property insurance in Louisiana.

CTI provides data processing systems and services, as well as furniture and equipment, to the Company.  III provides aviation transportation to the Company.

Significant Accounting Policies

Investments

Investment securities are classified as held-to-maturity, available-for-sale or trading.  Management determines the appropriate classification at the time of purchase.  The classification of securities is significant since it directly impacts the accounting for unrealized gains and losses on securities.  Fixed maturity securities are classified as held-to-maturity and carried at amortized cost when management has the positive intent and the Company has the ability to hold the securities to maturity.  Securities not classified as held-to-maturity are classified as available-for-sale and are carried at fair value, with the unrealized holding gains and losses, net of tax, reported in other comprehensive income and do not affect earnings until realized.  Fixed maturities consist primarily of bonds classified as available-for-sale or held-to-maturity.  The Company does not classify any fixed maturities as trading.  Equity securities (including non-redeemable preferred stock) are considered available-for-sale and are reported at fair value.

Unrealized appreciation (depreciation) of equity securities and fixed maturities held as available-for-sale is shown as a separate component of stockholders' equity, net of tax, and is a separate component of comprehensive income.

The Company evaluates all securities on a quarterly basis, and more frequently when economic conditions warrant additional evaluations, for determining if an other-than-temporary impairment ("OTTI") exists pursuant to the accounting guidelines. In evaluating the possible impairment of securities, consideration is given to the length of time and the extent to which the fair value has been less than cost, the financial conditions and near-term prospects of the issuer, and the ability and intent of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  In analyzing an issuer's financial condition, the Company may consider whether the securities are issued by the Federal government or its agencies, by government-sponsored agencies, or whether downgrades by bond rating agencies have occurred, and reviews of the issuer's financial condition.

If management determines that an investment experienced an OTTI, management must then determine the amount of OTTI to be recognized in earnings.  If management does not intend to sell the security and it is more likely than not that the Company will not be required to sell the security before recovery of its amortized cost basis less any current period loss, the OTTI will be separated into the amount representing the credit loss and the amount related to all other factors.  The amount of OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings.  The amount of OTTI related to other factors will be recognized in other comprehensive income, net of applicable taxes.  The previous amortized cost basis less the OTTI recognized in earnings will become the new amortized cost basis of the investment.  If management intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI will be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date.  Any recoveries related to the value of these securities are recorded as an unrealized gain (as other comprehensive income (loss) in stockholders' equity) and not recognized in income until the security is ultimately sold.

The Company from time to time may dispose of an impaired security in response to asset/liability management decisions, future market movements, business plan changes, or if the net proceeds can be reinvested at a rate of return that is expected to recover the loss within a reasonable period of time.

Mortgage loans on real estate and policy loans are reported at unpaid principal balances.

Real estate and other long-term investments consist primarily of land and buildings that are recorded at depreciated cost.  If the fair value of the real estate is less than the carrying value, an impairment loss is recognized and charged to earnings.

Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the effective interest method.  Dividend and interest income is recognized when earned.  Realized gains and losses are included in earnings and are derived using the specific identification method for determining the cost of securities sold.

The Company had cash equivalents and fixed maturities with an aggregate fair value of $10.5 million and $11.1 million at December 31, 2011 and 2010, respectively, on deposit with various state regulatory authorities to fulfill statutory requirements.

Premium Revenue and Related Expenses

Premiums on life policies are recognized as earned when due.  Due premiums on the balance sheet are net of allowances. Accident and health policies are recognized as revenue over the contract period on a pro rata basis.  Benefits and expenses are associated with earned premiums so as to result in the recognition of profits over the estimated lives of the contracts.  This matching is accomplished by means of a provision for future policy benefits and the capitalization and amortization of deferred policy acquisition costs.

Annuity policies, primarily flexible premium fixed annuity products, are accounted for in a manner consistent with accounting for interest bearing financial instruments.  Premium receipts are not reported as revenue, rather as deposit liabilities to annuity contracts.  The annuity products issued do not include fees or other such charges.

Deferred Policy Acquisition Costs and Cost of Customer Relationships Acquired

Acquisition costs, consisting of commissions and policy issuance, underwriting and agent convention expenses that are primarily related to and vary with the production of new and renewal business, have been deferred.  These deferred amounts, referred to as deferred policy acquisition costs ("DAC"), are recorded as an asset on the balance sheet and amortized to income in a systematic manner, based on related contract revenues or gross profits as appropriate.

Traditional life insurance and accident and health insurance acquisition costs are being amortized over the premium paying period of the related policies using assumptions consistent with those used in computing future policy benefit liabilities.  For universal life type contracts and investment contracts that include significant surrender charges or that yield significant revenues from sources other than the investment contract holders' funds, the deferred contract acquisition cost amortization is matched to the recognition of gross profit.  The effect on the DAC asset that would result from realization of unrealized gains or losses is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity.  If an internal replacement of insurance or investment contract modification substantially changes a contract as defined in current accounting guidance, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred.  If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

We utilize the factor method to determine the amount of costs to be capitalized and the ending asset balance.  The factor method is based on the ratio of premium revenue recognized for the policies in force at the end of each reporting period compared to the premium revenue recognized for policies in force at the beginning of the reporting period. The factor method ensures that policies lapsed or surrendered during the reporting period are no longer included in the deferred policy acquisition costs calculation.  The factor method limits the amount of deferred costs to its estimated realizable value, provided actual experience is comparable to that contemplated in the factors.

Inherent in the capitalization and amortization of deferred policy acquisition costs are certain management judgments about what acquisition costs are deferred, the ending asset balance and the annual amortization.  Approximately 90% of our capitalized deferred acquisition costs are attributed to first year excess commissions.  The remaining 10% are attributed to costs that vary with and are directly related to the acquisition of new insurance business.  Those costs generally include costs related to the production, underwriting and issuance of new business.

A recoverability test that considers, among other things, actual experience and projected future experience is performed at least annually.  These annual recoverability tests initially calculate the available premium (gross premium less the benefit and expense portion of premium) for the next 30 years.  The available premium per policy and the deferred policy acquisition costs per policy are then calculated. The deferred policy acquisition costs are then evaluated over two methods utilizing reasonable assumptions and two other methods using pessimistic assumptions.  Management believes that our deferred policy acquisition costs and related amortization for the years ended December 31, 2011, 2010 and 2009 limits the amount of deferred costs to its estimated realizable value.  This belief is based upon the analysis performed on capitalized expenses that vary with and are primarily related to the acquisition of new and renewal insurance business, utilization of the factor method and annual recoverability testing.

The components of deferred acquisition costs from year to year are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Balance at beginning of period	$125,684	115,570	109,114
Capitalized	29,433	27,960	27,132
Amortized	(18,620)	(17,840)	(20,678)
Effects of unrealized gains (losses)	(197)	(6)	2
Balance at end of period	$136,300	125,684	115,570

Cost of customer relationships acquired ("CCRA") is established when we purchase a block of insurance.  CCRA is amortized primarily over the emerging profit of the related policies using the same assumptions as were used in computing liabilities for future policy benefits.  We utilize various methods to determine the amount of the ending asset balance, including a static model and a dynamic model.  Inherent in the amortization of CCRA are certain management judgments about the ending asset balance and the annual amortization.  The assumptions used are based upon interest, mortality and lapses at the time of purchase.

A recoverability test that considers, among other things, actual experience and projected future experience is   performed at least annually.  These annual recoverability tests initially calculate the available premium (gross premium less the benefit and expense portion of premium) for the next thirty years.  The CCRA is then evaluated utilizing reasonable assumptions.  Management believes that our CCRA and related amortization is recoverable for the years ended December 31, 2011, 2010 and 2009.  This belief is based upon the analysis performed on estimated future results of the block and our annual recoverability testing.

Cost of customer relationships acquired relative to purchased blocks of insurance is summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Balance at beginning of period	$31,631	34,728	33,805
Acquisitions	-	-	4,006
Amortization	(2,998)	(3,058)	(3,431)
Adjustment	-	-	326
Change in effects of unrealized (gains) losses on CCRA	(688)	(39)	22
Balance at end of period	$27,945	31,631	34,728

The increase in the effects of unrealized gains and losses on CCRA in 2011 is related to the increase on unrealized gains on available-for-sale securities in 2011.

Estimated amortization of cost of customer relationship acquired in each of the next five years and thereafter is as follows.  Actual future amortization will differ from these estimates due to variances from estimated future withdrawal assumptions.

Amount
(In thousands)
Year:
2012	$2,296
2013	2,114
2014	1,947
2015	1,796
2016	1,681
Thereafter	18,815
28,649
Effects of unrealized (gains) losses on CCRA	(704)
Total	$27,945

The value of CCRA in our various acquisitions, which is included in cost of customer relationships acquired in the accompanying consolidated financial statements, was determined based on the present value of future profits discounted at annual rates ranging from 4.5% to 8.5%.

Future Policy Benefits and Expenses

Future policy benefit reserves for traditional life insurance and accident and health insurance contract benefits and expenses are computed using a net level premium method, with assumptions as to investment yields, dividends on participating business, mortality and withdrawals based upon our experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

The accrued account balance for non-traditional life insurance and investment contracts is computed as deposits net of withdrawals made by the contract holder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest.  Annuity interest crediting rates range from 3.0% to 5.5% annually.  Benefits and expenses are charged against the account balance to recognize costs as incurred over the estimated lives of the contracts.  Expenses include interest credited to contract account balances and benefits paid in excess of contract account balances.

Unpaid claims on accident and health policies represent the estimated liability for benefit expenses, both reported but not paid and incurred but not reported to the Company.  Liabilities for unpaid claims are estimated using individual case basis valuations and statistical analyses.  Those estimates are subject to the effects of trends in claim severity and frequency.

Anticipated investment income is not considered in determining whether a premium deficiency exists with respect to short-duration contracts.  Premium deposits accrue interest at rates ranging from 4.0% to 8.25% per annum.  The cost of insurance is included in the premium when collected and interest is credited annually to deposit accounts.

The development of liabilities for future policy benefits requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense, and investment experience.  These estimates are based primarily on historical experience and future expectations of mortality, morbidity, expense, persistency, and investment assumptions.  Actual results could differ materially from estimates.  We monitor actual experience and revise assumptions as necessary.

The Company corrected two valuation database discrepancies in 2010 that resulted in a decrease to reserves of $559,000.  There was a value per unit error related to fully paid up policies of CICA under one plan in duration twenty-one resulting in a reserve overstatement amounting to $508,000, with approximately $475,000 related to prior years, and another insurance plan of CICA where surrender charges were not properly recorded, which also overstated reserves by $51,000, with approximately $48,000 related to prior years.  The correction of these errors resulted in an increase of 2010 pre-tax income of $523,000 and $339,950 increase in net income.

Goodwill and Other Intangible Assets

Goodwill is the difference between the purchase price in a business combination and the fair value of assets and liabilities acquired, and is not amortized.  Other intangible assets include various state insurance licenses, which have been determined to have indefinite useful lives and, therefore, are not amortized. Both goodwill and other intangible assets with indefinite useful lives are subject to annual impairment analyses.

The goodwill impairment test uses a two step process as set forth under current accounting guidance.  In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including discounted cash flow calculations, peer company price to earnings multiples, the level of the Company's Class A common stock price and assumptions that market participants would make in valuing the reporting unit. Other assumptions can include levels of economic capital, future business growth, and earnings projections.

As of December 31, 2011, the Company had goodwill of $12.7 million allocated to the Life Insurance segment and $4.5 million allocated to the Home Service Insurance segment.  The Company completes its annual goodwill assessment for the individual reporting units within the Life Insurance segment and Home Service Insurance segment as of December 31 each year.  There was no impairment of goodwill in 2011, 2010 or 2009.

Goodwill is summarized as follows:

	Gross	Accumulated Amortization	Net
	(In thousands)

Balance at January 1, 2009	$20,755	(5,068)	15,687
Acquisition	1,238	-	1,238
Adjustments	235	-	235
Balance at December 31, 2009, 2010 and 2011	$22,228	(5,068)	17,160

Participating Policies

At December 31, 2011 and 2010, participating business approximated 59.2% and 58.7%, respectively, of direct life insurance in force.

Future policy benefits on participating policies are estimated based on net level premium reserves for death and endowment policy benefits ranging from 3% to 8%, and the cash surrender values described in such contracts.  The scaling rate used for the 2011 portfolio ranged between 3.4% up to 3.9% over 10 years and then going up to 5% at 20 years and remaining there for the duration.  Earnings and dividends on participating policies are allocated based on policies in force.

Policyholder dividends are determined based on the discretion of the Board of Directors of the policy issuing subsidiary.  Policyholder dividends are accrued over the premium paying periods of the insurance contract.

Earnings Per Share

Basic earnings per share are computed by dividing income available to common stockholders by the weighted average number of shares of common stock outstanding during each period.  Diluted earnings per share are computed under the if-converted method for convertible securities and the treasury stock method for warrants, giving effect to all potential dilutive common stock, including options, warrants and convertible/redeemable preferred stock.  The basic and diluted earnings per share of Class B common stock are one half the earnings per share of the Class A common stock.

During 2011, the warrants associated with the Series A Preferred Stock were either exercised or expired on July 12, 2011.  Shares issued from the exercise of warrants totaled 255,216, and 1,989 shares were issued under a cashless provision in the Preferred Stock contract.  Additionally, 9,487 shares were issued from the exercise of warrants at various dates in 2011.  In 2009, we issued 1.7 million Class A common shares for the mandatory redemption of our Company Series A Preferred Stock.  Additionally, 10,000 shares of Class A common stock were issued upon one exercise of warrants.  During 2009, the Company also issued 1.3 million shares of Class A common stock for the acquisition of ICC.

The following table sets forth the computation of basic and diluted earnings per share.

	Years ended December 31,
	2011	2010	2009
	(In thousands, except per share amount)
Basic and diluted earnings per share:
Numerator:
Net income	$8,375	15,511	17,340
Less: Preferred stock dividends	-	-	(216)
Accretion of deferred issuance costs and discounts on preferred stock	-	-	(2,289)
Net income available to common stockholders	$8,375	15,511	14,835

Net income allocated to Class A common stock	$8,290	15,353	14,680
Net income allocated to Class B common stock	85	158	155
Net income available to common stockholders	$8,375	15,511	14,835
Denominator:
Weighted average shares of Class A outstanding - basic	48,809	48,687	47,554
Weighted average shares of Class B outstanding - basic and diluted	1,002	1,002	1,002
Total weighted average shares outstanding - basic	49,811	49,689	48,556

Basic and diluted earnings per share of Class A common stock	$0.17	0.32	0.31
Basic and diluted earnings per share of Class B common stock	0.08	0.16	0.15

Certain warrants associated with our Convertible Preferred Stock became dilutive.  As a result, the diluted weighted average shares of Class A common stock outstanding for 2011, 2010 and 2009 were 48,813,000, 48,688,000 and 47,556,000, respectively.  Total diluted weighted average shares were 49,814,000, 49,690,000 and 48,558,000 for the same years.  Diluted earnings per Class A share were unchanged from basic of $0.17, $0.32 and $0.31 for 2011, 2010 and 2009, respectively.

The Series A-1 and A-2 Convertible Preferred Stock that was outstanding during 2009 was anti-dilutive because the amount of the dividend and accretion of deferred issuance costs and discounts for the year ended December 31, 2009 per Class A common stock share obtainable on conversion exceed basic income per share available to common stockholders.

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered.

A deferred tax asset is recorded only if a determination is made that it is more-likely-than-not that the tax treatment on which the deferred tax asset depends will be sustained in the event of an audit.  These determinations inherently involve management's judgment.  In addition, the Company must record a tax valuation allowance with respect to deferred tax assets if it is more-likely-than-not that the tax benefit will not be realized.  This valuation allowance is in essence a contra account to the deferred tax asset.  Management must determine the portion of the deferred tax asset and resulting tax benefit that may not be realized based upon judgment of expected outcomes.  Due to significant estimates utilized in establishing the valuation allowance and the potential for changes in facts and circumstances, it is reasonably possible that we will be required to record adjustments to the valuation allowance in future reporting periods.  Such a charge could have a material adverse effect on our results of operations, financial condition and capital position.

The table below details the Company's tax valuation allowance in deferred income taxes payable.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Valuation Allowance:
Balance at beginning of period	$-	(2,462)	(7,704)
Tax benefit in income tax expense	-	2,462	2,795
Tax benefit in other comprehensive income	-	-	2,701
Adjustment to goodwill	-	-	(254)
Balance at end of period	$-	-	(2,462)

Property and Equipment

Property and equipment, including leasehold improvements, are carried at cost less accumulated depreciation.  Depreciation of property and equipment is computed using the straight-line method over the useful lives of the assets, ranging from three to thirty years.  We amortize leasehold improvements over the shorter of the related lease term or the estimated life of the improvements.  The Company has no capital leases.

Following is a summary of property and equipment.

	For the Years Ended December 31,
	2011	2010
	(In thousands)

Property and equipment:
Home office, land and buildings	$9,309	8,136
Furniture and equipment	2,464	2,216
Electronic data processing equipment	3,726	3,687
Automobiles and marine assets	382	356
Airplane	3,282	3,282
Total property and equipment	19,163	17,677
Accumulated depreciation	(11,303)	(10,576)
Balance at end of period	$7,860	7,101

Reinsurance Recoverable

Reinsurance recoverable includes expected reimbursements for policyholder claim amounts in excess of the Company's retention, as well as profit sharing and experience refund accruals.  Reinsurance recoverable is reduced for estimated uncollectible amounts, if any.

Reinsurance premiums, losses and adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.  The cost of reinsurance related to short duration contracts is accounted for over the coverage period.  Profit-sharing and similar adjustable provisions are accrued based on the experience of the underlying policies.

Cash Equivalents

The Company considers as cash equivalents all securities whose duration does not exceed 90 days at the date of acquisition.

Short-term Investments

The Company considers investments maturing within one year at acquisition as short-term. These securities are carried at amortized cost, which approximates market value.

Depreciation

Depreciation on most property and equipment is calculated on a straight-line basis using estimated useful lives ranging from three to ten years.  Building improvements are depreciated over the estimated lives of thirty years.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ materially from these estimates.

Reserving assumptions are reviewed to ensure our original assumptions at the time of policy issuance that related to interest, mortality, withdrawals, and settlement expenses are based upon management's best judgment.  The Company revised assumptions used in the development of reserve and DAC balances to reflect the assumed decline in the long-term investment rate during the last quarter of 2011.  The adjustment resulted in an increase to reserves of approximately $0.8 million and a decrease in the DAC asset of approximately $1.4 million.

Reclassifications

Certain amounts presented in prior years have been reclassified to conform to the current presentation.  No individual amounts were material.

Accounting Pronouncements

Accounting Standards Not Yet Adopted

In October 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-26, which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts.  The guidance specifies that the costs must be based on successful efforts.  The guidance also specifies that advertising costs should be included as deferred acquisition costs only when the direct-response advertising accounting criteria are met.  If application of the guidance would result in the capitalization of acquisition costs that had not been capitalized prior to adoption, the entity may elect not to capitalize those additional costs.  The new guidance is effective for reporting periods beginning after December 15, 2011, and should be applied prospectively, with retrospective application permitted.  The Company adopted this standard on January 1, 2012, with a retrospective application.  The financial impact is currently estimated to result in a reduction in the DAC asset upon implementation between $10.0 million and $13.0 million as a retrospective adjustment to beginning of year retained earnings at the date of adoption, and an estimated increase in pre-tax earnings of $0.5 million to $1.0 million.

In June 2011, the FASB amended ASU No. 2011-05 on the presentation of comprehensive income in financial statements to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items that are recorded in other comprehensive income. The new accounting guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The provisions of this new guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on our financial statements.

ASU No. 2011-04, "FairValue Measurement ("Topic 820") – Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs" amends Topic 820, "Fair Value Measurements and Disclosures," to converge the fair value measurement guidance in U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 is effective for annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Company's financial statements.

Accounting Standards Update No. 2011-08 – "Intangibles - Goodwill and Other (Topic 350):  Testing Goodwill for Impairment" ("ASU No. 2011-08").  This standard amends existing guidance by giving an entity the option to first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount.  This standard is effective for fiscal years beginning after December 15, 2011.  The adoption of this update is not expected to have a material impact on our financial statements.

Accounting Standards Recently Adopted

In December 2010, the FASB issued disclosure guidance for entities that enter into business combinations that are material.  The guidance specifies that if an entity presents comparative financial statements, the entity should disclose pro forma revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination.  The Company will apply the guidance to any business combinations entered into on or after January 1, 2011.

Health Care Reform

The Company has assessed, based upon the information available, the Affordable Care Act, as passed by the U.S. Congress in the first quarter of 2010.  The Company has considered its medical and dental plans provided for employees and agents.  While the Company will incur additional costs associated with the implementation of this Act, it does not believe these costs or ongoing costs associated with this Act will have a material impact to the consolidated financial statements.  The Company does not provide a separate prescription drug plan to its retirees.  In addition, the Company does not sell any medical insurance or prescription drug coverage.  However, the Company does sell dental insurance but believes the impact of this Act is immaterial to these products.  The Company will continue to assess the information contained in this Act as additional guidance becomes available and as additional implications are understood or clarified.

Financial Reform

In July 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act ("the "Financial Reform Act") was enacted.  The Financial Reform act includes a provision to establish a Federal Insurance Office with the primary purpose of collecting information to better understand insurance issues at the federal level and to monitor the extent to which traditional underserved communities and consumers, minorities and low and moderate income persons have access to affordable insurance products.  The Financial Reform Act also contains provisions affecting financial institutions, credit rating agencies and other commercial and consumer businesses.

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
Note 2:	Investments

The Company invests primarily in fixed maturity securities, which totaled 85.0% of total investments and cash and cash equivalents at December 31, 2011.  Holdings in high quality fixed maturity securities rated A or higher by Standard & Poor's, Inc. totaled 84.8% of investment holdings in this category, reflecting the conservative investment philosophy of the Company.

	December 31, 2011		December 31, 2010
	Carrying Value	% of Total Carrying Value	Carrying Value	% of Total Carrying Value
	(In thousands)		(In thousands)

Fixed maturity securities	$741,753	85.0	$655,969	84.6
Equity securities	46,137	5.3	23,304	3.0
Mortgage loans	1,557	0.2	1,489	0.2
Policy loans	39,090	4.5	35,585	4.6
Real estate and other long-term investments	8,644	1.0	9,348	1.2
Short-term investments	2,048	0.2	-	-
Cash and cash equivalents	33,255	3.8	49,723	6.4
Total cash, cash equivlents and investments	$872,484	100.0	$775,418	100.0

During 2011, we reinvested $31.5 million of fixed maturity bond proceeds from calls and prepayments into bond mutual funds.  This change in investment strategy to diversify a small percentage of holdings into highly-rated bond funds to gain a shorter duration with an attractive yield is reflected in the increase of equity holdings to 5.3%.

The cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities, as of December 31, 2011 and 2010, are as follows.

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Fixed maturities:
Available-for-sale securities:
U.S. Treasury securities	$10,228	3,730	-	13,958
U.S. Government-sponsored enterprises	143,684	3,198	65	146,817
States of the United States and political subdivisions of the states	151,058	10,275	1,391	159,942
Foreign governments	105	37	-	142
Corporate	171,462	14,576	1,493	184,545
Securities not due at a single maturity date	8,272	585	8	8,849
Total available-for-sale securities	484,809	32,401	2,957	514,253

Held-to-maturity securities:
U.S. Government-sponsored enterprises	160,411	742	12	161,141
States of the United States and political subdivisions of the states	56,260	1,941	84	58,117
Corporate	10,829	49	43	10,835
Total held-to-maturity securities	227,500	2,732	139	230,093
Total fixed maturity securities	$712,309	35,133	3,096	744,346

Equity securities:
Stock mutual funds	$12,686	415	376	12,725
Bond mutual funds	31,504	27	117	31,414
Common stock	17	7	-	24
Preferred stock	1,392	582	-	1,974
Total equity securities	$45,599	1,031	493	46,137

	December 31, 2010
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Fixed maturities:
Available-for-sale securities:
U.S. Treasury securities	$10,908	1,917	-	12,825
U.S. Government-sponsored enterprises	290,904	441	6,390	284,955
States of the United States and political subdivisions of the states	107,214	539	6,034	101,719
Foreign governments	106	26	-	132
Corporate	155,277	7,237	1,216	161,298
Securities not due at a single maturity date	14,003	833	28	14,808
Total available-for-sale securities	578,412	10,993	13,668	575,737

Held-to-maturity securities:
U.S. Government-sponsored enterprises	80,232	272	1,401	79,103
Total fixed maturity securities	$658,644	11,265	15,069	654,840

Equity securities:
Stock mutual funds	$17,931	2,566	19	20,478
Common stock	17	29	-	46
Preferred stock	1,896	884	-	2,780
Total equity securities	$19,844	3,479	19	23,304

For investments of available-for-sale fixed maturities that have unrealized losses as of December 31, 2011, the cost, gross unrealized losses that have been in a continuous unrealized loss position for less than 12 months, gross unrealized losses that have been in a continuous unrealized loss position for 12 months or longer and fair value are as follows.

	December 31, 2011
	Less than 12 months			Greater than 12 months			Total
	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses	# of Securities
	(In thousands, except for # of securities)

Fixed maturities:
Available-for-sale securities:
U.S. Government-sponsored enterprises	$-	-	-	3,718	65	2	3,718	65	2
States of the United States and political subdivisions of the states	1,965	29	4	11,777	1,362	9	13,742	1,391	13
Corporate	27,239	976	30	8,886	517	6	36,125	1,493	36
Securities not due at a single maturity date	536	4	1	67	4	2	603	8	3
Total available-for-sale securities	29,740	1,009	35	24,448	1,948	19	54,188	2,957	54
Held-to-maturity securities:
U.S. Government-sponsored enterprises	6,997	2	4	1,121	10	1	8,118	12	5
States of the United States and political subdivisions of the states	8,345	84	7	-	-	-	8,345	84	7
Corporate	6,706	43	4	-	-	-	6,706	43	4
Total held-to-maturity securities	22,048	129	15	1,121	10	1	23,169	139	16
Total fixed maturities	$51,788	1,138	50	25,569	1,958	20	77,357	3,096	70

Equity securities:
Stock mutual funds	$7,158	376	2	-	-	-	7,158	376	2
Bond mutual funds	25,387	117	10	-	-	-	25,387	117	10
Total equities	$32,545	493	12	-	-	-	32,545	493	12

As of December 31, 2011, there are no unrealized losses greater than 12 months on the Company's equity securities.

The largest group of available-for-sale fixed maturities in a gross unrealized loss position for more than 12 months is primarily the municipal bonds acquired in the acquisition of SPLIC in 2004, and under purchase GAAP accounting, have a higher cost basis than historical cost.  These premiums are being amortized to net investment income.  Management has completed its assessment of other-than-temporary impairment of these securities.  Based on our evaluation of the credit worthiness of the issuers and because we do not intend to sell the investments, nor is it likely that we would be required to sell these investments, before recovery of their amortized cost bases, which may be maturity, none of the unrealized losses are considered to be other-than-temporary.

We monitor all debt and equity securities on an on-going basis relative to changes in credit ratings, market prices, earnings trends and financial performance, in addition to specific region or industry reviews. Our impairment review, in accordance with current guidance, is performed by the Company at each reporting date and management uses its best judgment to decide if impairment is other-than-temporary.  We determine other-than-temporary impairment by reviewing relevant evidence related to the specific security issuer, as well as our intent to sell the security or whether we more likely than not will be required to sell the security before its anticipated recovery.  All securities with a market price below 90% of par were segregated and reviewed as of December 31, 2011 based upon the items above for other-than-temporary impairment.

For investments of available-for-sale fixed maturities and equity securities that have unrealized losses as of December 31, 2010, the cost, gross unrealized losses that have been in a continuous unrealized loss position for less than 12 months, gross unrealized losses that have been in a continuous unrealized loss position for 12 months or longer and fair value are as follows.

	December 31, 2010
	Less than 12 months			Greater than 12 months			Total
	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses	# of Securities
	(In thousands, except for # of securities)

Fixed maturities:
Available-for-sale securities:
U.S. Government-sponsored enterprises	$234,994	6,390	170	-	-	-	234,994	6,390	170
States of the United States and political subdivisons of the states	66,836	3,270	60	9,626	2,764	8	76,462	6,034	68
Corporate	28,072	1,040	21	2,443	176	7	30,515	1,216	28
Securities not due at a single maturity date	569	8	2	201	20	5	770	28	7
Total available-for-sale securities	330,471	10,708	253	12,270	2,960	20	342,741	13,668	273
Held-to-maturity securities:
U.S. Government-sponsored enterprises	45,699	1,401	18	-	-	-	45,699	1,401	18
Total fixed maturities	$376,170	12,109	271	12,270	2,960	20	388,440	15,069	291

Equity securities:
Stock mutual funds	$2,910	19	1	-	-	-	2,910	19	1

The amortized cost and fair value of fixed maturities at December 31, 2011 by contractual maturity are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
	(In thousands)

Available-for-sale securities:
Due in one year or less	$4,281	4,328
Due after one year through five years	35,128	36,833
Due after five years through ten years	104,214	110,047
Due after ten years	332,914	354,196
Total available-for-sale securities	476,537	505,404
Held-to-maturity securities:
Due after one year through five years	11,071	11,067
Due after five years through ten years	27,704	28,655
Due after ten years	188,725	190,371
Total held-to-maturity securities	227,500	230,093
Securities not due at a single maturity date	8,272	8,849
Total fixed maturities	$712,309	744,346

The securities not due at a single maturity date include mortgage-backed obligations of U.S. Government-sponsored enterprises and corporate securities.

The Company had no investments in any one entity, excluding U.S. Government agencies, which exceeded 10% of stockholders' equity at December 31, 2011.  In addition, there were no investments that were non-income producing for the year ended December 31, 2011.

Major categories of net investment income are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Investment income on:
Fixed maturities	$26,606	26,829	25,921
Equity securities	1,534	713	1,056
Mortgage loans on real estate	99	101	50
Policy loans	3,024	2,704	2,444
Long-term investments	225	246	465
Other	122	207	507
Total investment income	31,610	30,800	30,443
Investment expenses	(654)	(723)	(841)
Net investment income	$30,956	30,077	29,602

Proceeds and gross realized gains and losses from sales of fixed maturities available-for-sale for 2011, 2010 and 2009 are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Proceeds	$-	8,029	74,181
Gross realized gains	$-	912	2,752
Gross realized losses	$-	25	-

Certain securities were sold during 2010 from a tax planning perspective and due to statutory reporting considerations related to non-rated securities.

In 2009, the Company sold available-for-sale bonds to capture realized gains and reinvest in higher yielding securities of the same quality based upon market changes.  No securities were sold from the held-to-maturity portfolio in 2011, 2010 or 2009.

Proceeds and gross realized gains and losses from sales of equity securities for 2011, 2010 and 2009 are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Proceeds	$7,504	22,822	22,745
Gross realized gains	$1,259	7,254	5,292
Gross realized losses	$-	11	-

In 2011, 2010 and 2009, the Company sold holdings of equity mutual funds that were previously impaired in 2008, generating realized capital gains for financial reporting purposes of $1.3 million, $6.4 million and $4.9 million, respectively, but realized losses for tax purposes.  The tax losses offset current year tax gains and were carried back to recover taxes paid on gains in prior years.

Realized investment gains (losses) are as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Realized investment gains (losses):
Sales, calls and maturities:
Fixed maturities	$119	753	2,705
Equity securities	1,259	7,343	5,292
Property and equipment	2	(8)	323
Other long-term investments	16	(49)	16
Net realized gains	1,396	8,039	8,336
Other-than-temporary impairments ("OTTI")
Fixed maturities	(70)	(27)	(103)
Equity securities	-	-	(193)
Other long-term investments	(561)	-	-
Realized loss on OTTI	(631)	(27)	(296)
Net realized investment gains	$765	8,012	8,040

We recorded an OTTI write-down in 2011 of $70,000 related to one American Airlines ("AMR") debt security holding which had a maturity date in 2012.  AMR declared bankruptcy in November of 2011.  We also recorded an impairment in 2011 of $0.6 million related to an investment property that was acquired as part of the Ozark acquisition in 2008.  A current appraisal reflected a declining value of this Arkansas office building from the fair value at acquisition.

The Company had realized gains of $31,000 from calls of held-to-maturity fixed maturities in 2011.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 3:	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  We hold fixed maturity and equity securities that are carried at fair value.

Fair value measurements are generally based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information.  We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities carried at fair value are required to be classified and disclosed in one of the following three categories:

·	Level 1 - Quoted prices for identical instruments in active markets.

·
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model-derived valuations whose inputs or whose significant value drivers are observable.

·	Level 3 - Instruments whose significant value drivers are unobservable.

Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as U.S. Treasury securities, publicly traded mutual fund investments and individual stocks.

Level 2 includes those financial instruments that are valued by independent pricing services or broker quotes.  These models are primarily industry-standard models that consider various inputs, such as interest rates, credit spreads and foreign exchange rates for the underlying financial instruments.  All significant inputs are observable, or derived from observable information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace.  Financial instruments in this category primarily include corporate fixed maturity securities, U.S. Government-sponsored enterprise securities, municipal securities and certain mortgage and asset-backed securities.

Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker prices utilizing significant inputs not based on, or corroborated by, readily available market information.  This category consists of two private placement mortgage-backed securities where we cannot corroborate the significant valuation inputs with market observable data.

The following table sets forth our assets and liabilities that are measured at fair value on a recurring basis as of the date indicated.

	December 31, 2011
				Total
Available-for-sale investments	Level 1	Level 2	Level 3	Fair Value
	(In thousands)
Financial assets:
Fixed maturities:
U.S. Treasury and U.S. Government-sponsored enterprises	$13,958	146,817	-	160,775
Corporate	-	184,545	-	184,545
Municipal bonds	-	159,942	-	159,942
Mortgage-backed	-	8,390	459	8,849
Foreign governments	-	142	-	142
Total fixed maturities	13,958	499,836	459	514,253
Equity securities:
Stock mutual funds	12,725	-	-	12,725
Bond mutual funds	31,414	-	-	31,414
Common stock	24	-	-	24
Preferred stock	1,974	-	-	1,974
Total equity securities	46,137	-	-	46,137
Short-term investments	-	2,048	-	2,048
Total financial assets	$60,095	501,884	459	562,438
Financial liabilities:
Warrants outstanding	$-	451	-	451

	December 31, 2010
				Total
Available-for-sale investments	Level 1	Level 2	Level 3	Fair Value
	(In thousands)
Financial assets:
Fixed maturities:
U.S. Treasury and U.S. Government-sponsored enterprises	$12,825	284,955	-	297,780
Corporate	-	161,298	-	161,298
Municipal bonds	-	101,719	-	101,719
Mortgage-backed	-	14,289	519	14,808
Foreign governments	-	132	-	132
Total fixed maturities	12,825	562,393	519	575,737
Equity securities:
Stock mutual funds	20,478	-	-	20,478
Common stock	46	-	-	46
Preferred stock	2,780	-	-	2,780
Total equity securities	23,304	-	-	23,304
Total financial assets	$36,129	562,393	519	599,041
Financial liabilities:
Warrants outstanding	$-	1,587	-	1,587

Financial Instruments Valuation

Fixed maturity securities, available-for-sale.  At December 31, 2011, the fixed maturities, valued using a third-party pricing source, totaled $499.8 million for Level 2 assets and comprised 88.9% of total reported fair value.  Fair values for Level 3 assets are based upon unadjusted broker quotes that are non-binding.  The Level 1 and Level 2 valuations are reviewed and validated quarterly through random testing by comparisons to separate pricing models, other third party pricing services, and back tested to recent trades.  In addition, we obtain information relative to the third party pricing models and review model parameters for reasonableness.  For the period ended December 31, 2011, there were no material changes to the valuation methods or assumptions used to determine fair values, and no broker or third party prices were changed from the values received.

Equity securities, available-for-sale.  Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Short-term investments.  The fair values for short-term investments are determined using a third-party pricing source. These assets are classified as Level 2.

Warrants outstanding.  Fair value of our warrants are based upon industry standard models that consider various observable inputs and are classified as Level 2.

The following table presents additional information about fixed maturity securities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value:

	December 31,
	2011	2010
	(In thousands)

Beginning Balance at January 1,	$519	577
Total realized and unrealized gains (losses)
Included in net income	-	-
Included in other comprehensive income	6	(6)
Principal paydowns	(66)	(52)
Transfer in and (out) of Level 3	-	-
Ending Balance at December 31,	$459	519

We review the fair value hierarchy classifications each reporting period.  Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets.  Such reclassifications, if any, are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

Financial Instruments not Carried at Fair Value

Estimates of fair values are made at a specific point in time, based on relevant market prices and information about the financial instrument.  The estimated fair values of financial instruments presented below are not necessarily indicative of the amounts the Company might realize in actual market transactions.  The carrying amount and fair value for the financial assets and liabilities on the consolidated balance sheets at each year-end were as follows:

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)		(In thousands)

Financial assets:
Fixed maturities, held-to-maturity	$227,500	230,093	80,232	79,103
Mortgage loans	1,557	1,428	1,489	1,433
Policy loans	39,090	39,090	35,585	35,585
Cash and cash equivalents	33,255	33,255	49,723	49,723
Financial liabilities:
Annuities	47,060	43,402	42,096	38,619

Fair values for fixed income securities are based on quoted market prices.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other assumptions, including the discount rate and estimates of future cash flows.

Mortgage loans are secured principally by residential properties and commercial properties.  Weighted average interest rates for these loans were approximately 6.6% and 6.7% per year, as of December 31, 2011 and 2010, respectively, with maturities ranging from one to thirty years.  Management estimated the fair value using an annual interest rate of 6.25% at December 31, 2011 and 2010.

The fair value of the Company's liabilities under annuity contract policies were estimated using discounted cash flows at a risk free rate plus a component for non-performance risk and interest rate risk.  The fair value of liabilities under all insurance contracts are taken into consideration in the overall management of interest rate risk, which seeks to minimize exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

Policy loans have a weighted average annual interest rate of 7.7% as of December 31, 2011 and 2010, respectively, and have no specified maturity dates.  The aggregate fair value of policy loans approximates the carrying value reflected on the consolidated balance sheet.  These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves.  Policy loans are an integral part of the life insurance policies that we have in force and cannot be valued separately and are not marketable. Therefore, the fair value approximates the carrying value.

For cash and cash equivalents, short-term investments, accrued investment income, reinsurance recoverable, other assets, federal income tax payable and receivable, dividend accumulations, commissions payable, amounts held on deposit, and other liabilities, the carrying amounts approximate fair value because of the short maturity of such financial instruments.

We recorded an impairment in 2011 of $0.6 million to an investment property that was acquired as part of the ONLIC acquisition in 2008.  A current appraisal, based primarily on an income approach, reflected a declining value of this Arkansas office building from the fair value at acquisition.

Policy Liabilities	12 Months Ended
Dec. 31, 2011
Policy Liabilities [Abstract]
Policy Liabilities
Note 4:	Policy Liabilities

Various assumptions used to determine the future policy benefit reserves of life insurance include the following:  a) valuation interest rates from 4% to 9% per year; b) mortality assumptions are from the 1955 to 1960, 1965 to 1970, 1975 to 1980 and 2001 Select and Ultimate mortality tables; and c) withdrawals are based primarily on actual historical termination rates.

The following table presents information on changes in the liability for life, accident and health and property policy and contract claims for the years ended December 31, 2011, 2010 and 2009.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Policy claims payable at January 1	$10,540	10,222	9,318
Less: reinsurance recoverable	1,188	2,455	2,706
Net balance at January 1	9,352	7,767	6,612
Acquisition of ICIC, gross and net	-	-	6
Add claims incurred, related to:
Current year	24,996	26,043	25,077
Prior years	(1,565)	(1,187)	(556)
	23,431	24,856	24,521
Deduct claims paid, related to:
Current year	18,004	18,072	18,386
Prior years	5,930	5,199	4,986
	23,934	23,271	23,372
Net balance December 31	8,849	9,352	7,767
Plus: reinsurance recoverable	1,171	1,188	2,455
Policy claims payable, December 31	$10,020	10,540	10,222

The Company experienced favorable development related to SPLIC of $1.4 million in 2011.  We have performed a review and have refined our incurred but not reported calculation.  This method is anticipated to provide us with a more refined view of the claims development process.

The favorable development in 2010 of $1,187,000 was primarily related to the release of higher claim reserves and longer claim lags indicated following Hurricane's Katrina and Rita and the relocation of insured lives.  The claims related to these events have stabilized and the higher claim reserves are no longer deemed necessary.

Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance
Note 5:	Reinsurance

In the normal course of business, the Company reinsures portions of certain policies that we underwrite to limit disproportionate risks.  During 2011 and 2010, we retained varying amounts of individual insurance up to a maximum retention of $100,000 on any life.  The Company also reinsures 100% of our accidental death benefit rider coverage.  Catastrophe reinsurance is in place for our property policies.  In 2011 and 2010, this reinsurance provided $10,000,000 of coverage above a $500,000 deductible.  Our health insurance policies are substantially all reinsured on a 100% coinsurance basis.  We remain contingently liable to the extent that the reinsuring companies cannot meet their obligations under these reinsurance treaties.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  We obtain reinsurance from multiple reinsurers, and we monitor concentration as well as financial strength ratings of our principal reinsurers. The ratings by A.M. Best Company range from B+ (Good) to A+ (Superior).  To protect our position, we have established and funded a trust to cover the contingent liabilities related to accident and health reinsurance ceded to Puritan Life Insurance Company of America, which represents $5.1 million of the $9.6 million of reinsurance recoverable at December 31, 2011.

Assumed and ceded life reinsurance activity as of December 31, 2011 and 2010 is summarized as follows:

	At December 31,
	2011	2010
	(In thousands)

Aggregate assumed life insurance in force	$1,147,222	1,044,759
Aggregate ceded life insurance in force	$(462,220)	(381,076)
Net life insurance in force	$5,244,200	5,115,662

The Company's reinsurance recoveries on ceded reinsurance were $9.6 million in 2011 and $9.7 million in 2010.  Premiums and claims and surrenders assumed and ceded for all lines of business for these years are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Premiums from short-duration contracts:
Direct	$7,227	6,994	6,834
Assumed	-	-	-
Ceded	(1,128)	(1,131)	(1,066)
Net premiums earned	6,099	5,863	5,768

Premiums from long-duration contracts:
Direct	159,860	152,125	148,893
Assumed	1,874	1,553	1,416
Ceded	(6,438)	(7,489)	(8,797)
Net premiums earned	155,296	146,189	141,512
Total premiums earned	$161,395	152,052	147,280

Claims and surrenders assumed	$1,865	1,549	1,434
Claims and surrenders ceded	$(3,204)	(5,341)	(5,649)

SPFIC has catastrophe reinsurance that covers the first event in excess of a $500,000 deductible up to $10.0 million.  In consideration for a reinstatement premium, second event coverage is provided in excess of a $500,000 deductible up to $10.0 million.  The annual premium was approximately $1.1 million in 2011, 2010 and 2009.

Stockholders' Equity and Restrictions	12 Months Ended
Dec. 31, 2011
Stockholders' Equity and Restrictions [Abstract]
Stockholders' Equity and Restrictions
Note 6:   Stockholders' Equity and Restrictions

The two classes of our common stock are equal in all respects, except (a) each Class A share receives twice the cash dividends paid on a per share basis to the Class B common stock; and (b) the Class B common stock elects a simple majority of the Board of Directors of Citizens and the Class A common stock elects the remaining directors.

The table below shows the combined total of all of our insurance subsidiaries' capital and surplus and net income (loss) for life insurance operations and property insurance operations, although these amounts are not all available as dividends to Citizens, Inc., because only CICA is directly owned by Citizens, Inc.  All other subsidiaries are owned by CICA.

	For the Years Ended December 31,
	2011	2010
Combined Statutory Stockholders' Equity	(In thousands)
	(Unaudited)
Life insurance operations	$114,314	104,411
Property insurance operations	5,113	4,646
Total statutory equity	$119,427	109,057

	For the Years Ended December 31,
	2011	2010	2009
Combined Statutory Net Income (Loss)	(In thousands)
	(Unaudited)
Life insurance operations	$6,943	15,563	15,546
Property insurance operations	469	(7)	(444)
Total statutory net income (loss)	$7,412	15,556	15,102

Generally, the net assets of the insurance subsidiaries available for transfer to their immediate parent are limited to the greater of the subsidiary net gain from operations during the preceding year or 10% of the subsidiary net statutory surplus as of the end of the preceding year as determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities.  Under these practices, total surplus at December 31, 2011 was $54.8 million and net gain from operations was $2.4 million for CICA.  Based upon statutory net gain from operations and surplus of CICA as of and for the year ended December 31, 2011, a dividend of approximately $5.5 million could be paid to the Company without prior regulatory approval in 2012.  Payments of dividends in excess of such amounts would generally require approval by regulatory authorities.

CICA, CNLIC, SPLIC and SPFIC have calculated their risk based capital ("RBC") in accordance with the National Association of Insurance Commissioners' Model Rule and the RBC rules as adopted by their respective states of domicile.   All insurance subsidiaries exceeded RBC minimum levels at December 31, 2011.

Convertible Preferred Stock	12 Months Ended
Dec. 31, 2011
Convertible Preferred Stock [Abstract]
Convertible Preferred Stock
Note 7:	Convertible Preferred Stock

In July 2004, the Company completed a private placement of Series A-1 Convertible Preferred Stock ("Series A-1 Preferred") to four unaffiliated institutional investors.  We also issued to the investors warrants to purchase shares of our Class A common stock, at an exercise price of $6.95 per share, and unit warrants to purchase Series A-2 Convertible Preferred Stock ("Series A-2 Preferred").  The conversion, exercise and redemption prices, along with the number of shares and warrants, were adjusted for stock dividends paid on December 31, 2004 and on December 30, 2005.

On July 13, 2009, the Company converted all of its outstanding Series A-1 and Series A-2 Convertible Preferred Stock into Class A common shares in accordance with the mandatory redemption provision of the preferred shareholder agreement dated July 12, 2004.  The total amount of Class A common shares issued as part of the conversion was 1,706,682, inclusive of pro rata dividends due through the conversion date.

On July 12, 2011, 255,216 warrant shares were exercised for cash totaling $1.8 million.  The remaining shares of 767,254 that were due to expire on July 12, 2011 were exercised by a cashless provision that resulted in the issuance of 1,989 Class A shares by the Company to the warrant holders.  Additionally, 9,487 shares were issued upon the exercise of warrants at various dates in 2011.

There are outstanding warrants to purchase the Company's stock at prices ranging from $6.72 to $7.93, which were issued to investors of the Series A-2 Preferred.  These warrants are outstanding until 2012, as shown below.

December 31, 2011
Warrants Outstanding	Expiration Date	Strike Price	Fair Value
			(In thousands)
61,380	7/12/12	$6.72	$192
53,810	9/30/12	7.93	127
54,292	10/06/12	7.86	132
169,482			$451

The fair value of the warrants is calculated using the Black-Scholes option pricing model and is classified as a liability on the balance sheet in the amount of $0.5 million and $1.6 million at December 31, 2011 and 2010, respectively.  The change in fair value of warrants is reported as a component of revenue in the income statement.  The change in fair value of warrants for the year ended December 31, 2011, 2010 and 2009 caused an increase in revenues of $1.1 million, $0.2 million and $3.2 million, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 8:	Commitments and Contingencies

We are a defendant in a lawsuit filed on August 6, 1999, in the Texas District Court, Austin, Texas, now styled Delia Bolanos Andrade, et al., Plaintiffs, v. Citizens Insurance Company of America, et al., Defendants in which a class was originally certified by the trial court and reversed by the Texas Supreme Court in 2007 with an order to the trial court to conduct further proceedings consistent with its ruling.  The underlying lawsuit alleged that certain life insurance policies CICA made available to non-U.S. residents, when combined with a policy feature that allowed certain cash benefits to be assigned to two non-U.S. trusts for the purpose of accumulating ownership of our Class A common stock, along with allowing the policyholders to make additional contributions to the trusts, were actually offers and sales of securities that occurred in Texas by unregistered dealers in violation of the Texas securities laws.  The remedy sought was rescission and return of the insurance premium payments.  On December 9, 2009, the trial court denied the recertification of the class after conducting additional proceedings in accordance with the Texas Supreme Court's ruling.  The remaining plaintiffs must now proceed individually, and not as a class, if they intend to pursue their claims against us.  Since the December 9, 2009 trial court ruling, no individual cases have been further pursued by the plaintiffs.  The probability of the plaintiffs further pursuing their cases individually is unknown.  An estimate of any possible loss or range of losses cannot be made at this time in regard to individuals pursuing claims.  However, should the plaintiffs further pursue their claims individually, we intend to vigorously defend any proceedings.

SPFIC is a defendant in a putative class action lawsuit in Louisiana styled The State of Louisiana v. AAA Insurance (the "Road Home Litigation"), which was filed in the Civil District Court for the Parish of Orleans on August 23, 2007.  The Louisiana Attorney General filed the Road Home Litigation as a putative class action lawsuit in state court against SPFIC and approximately 200 other insurers on behalf of the State of Louisiana, as assignee, and on behalf of a class of Road Home fund recipients alleging that SPFIC and the other insurers have failed to pay all damages owed under their policies. The insurers removed the matter to federal court.  The defendants filed a motion to dismiss, and in March 2009, the district court granted part of the defendants' motion, dismissing all of the extra-contractual claims, including the bad faith and breach of fiduciary duty claims. As a result, the remaining claims are for breach of contract and declaratory relief on the alleged underpayment of claims by the insurers.  The court did not dismiss the class action allegations.  The defendants also had moved to dismiss the complaint on grounds that the State had no standing to bring the lawsuit as an assignee of insureds because of anti-assignment language in the insurers' policies.  The court denied the defendants' motion for reconsideration on the assignment issue but found the matter was ripe for consideration by the federal appellate court.  The defendants filed a petition for permission to appeal to the Fifth Circuit.  The Fifth Circuit accepted review. On July 20, 2011, the Fifth Circuit ruled there was no public policy which precludes an anti-assignment clause from applying to post loss assignments, but the anti-assignment language must be evaluated on a policy by policy basis and unambiguously express that the non-assignment clause applies to post-loss assignments. In October 2011, the United States District Court for the Eastern District of Louisiana denied the State's motion to remand to state court. The Road Home Litigation remains pending in federal district court. The State has yet to identify the specific claims it contends are at issue in the Road Home Litigation, or the alleged deficiencies in adjusting those claims. Each individual claim at issue will require an individual analysis. A number of the claims may be subject to individual defenses. To date, there has been no discovery in the Road Home Litigation.  We anticipate the State will vigorously pursue the matter in the district court and are uncertain as to the impact a case by case analysis of claims will have on SPFIC.  An estimate of possible loss or range of loss cannot be made at this time as a result of the Fifth Circuit or federal district court's rulings in the Road Home Litigation.  SPFIC intends to vigorously defend any remaining proceedings.

SPFIC is vigorously defending a number of matters in various stages of development filed in the aftermath of Hurricane Katrina and Hurricane Rita in addition to the Road Home Litigation, including a number of individual lawsuits, which are immaterial to the Company's financial statements.

At this time we cannot estimate any possible loss or range of losses in regard to either Delia Bolanos Andrade, et al., Plaintiffs, v. Citizens Insurance Company of America, et al., Defendants or the Road Home Litigation.

We are defending these claims vigorously.  However, in doing so, we continue to incur significant defense costs, including attorneys' fees, other direct litigation costs and the expenditure of substantial amounts of management time that otherwise would be devoted to our business.  If we suffer an adverse judgment as a result of either of these claims, it could have a material adverse effect on our business, results of operations and financial condition.

We have the following lease commitments as of December 31, 2011 with the payments due by the periods indicated below.

Lease Commitments
(In thousands)

Less than 1 year	$472
1 year to 3 years	528
3 years to 5 years	121
More than 5 years	-
Total	$1,121

Operating lease expense was $0.5 million for the years ended December 31, 2011 and 2010 and $0.4 million for 2009.

Segment and Other Operating Information	12 Months Ended
Dec. 31, 2011
Segment and Other Operating Information [Abstract]
Segment and Other Operating Information
Note 9:	Segment and Other Operating Information

Operating Segment Information

The Company has three reportable segments:  Life Insurance, Home Service Insurance, and Other Non-Insurance Enterprises.  The accounting policies of the segments are in accordance with U.S. GAAP and are the same as those described in the summary of significant account policies.  We evaluate profit and loss performance based on U.S. GAAP net income before federal income taxes for our three reportable segments.

The Company has no reportable differences between segments and consolidated operations.

	December 31, 2011
	Life Insurance	Home Service	Other Non-Insurance Enterprises	Consolidated
	(In thousands)
Revenues:
Premiums	$118,205	43,190	-	161,395
Net investment income	17,258	12,861	837	30,956
Realized investment gains (losses), net	1,347	(601)	19	765
Decrease in fair value of warrants	-	-	1,136	1,136
Other income	526	112	123	761
Total revenue	137,336	55,562	2,115	195,013

Benefits and expenses:
Insurance benefits paid or provided:
Claims and surrenders	40,525	19,531	-	60,056
Increase in future policy benefit reserves	54,310	3,954	-	58,264
Policyholders' dividends	8,004	68	-	8,072
Total insurance benefits paid or provided	102,839	23,553	-	126,392

Commissions	23,482	14,892	-	38,374
Other general expenses	11,847	12,614	2,436	26,897
Capitalization of deferred policy acquisition costs	(23,254)	(6,179)	-	(29,433)
Amortization of deferred policy acquisition costs	15,719	2,901	-	18,620
Amortization of cost of customer relationships acquired	921	2,077	-	2,998
Total benefits and expenses	131,554	49,858	2,436	183,848
Income (loss) before income tax expense	$5,782	5,704	(321)	11,165

	December 31, 2010
	Life Insurance	Home Service	Other Non-Insurance Enterprises	Consolidated
	(In thousands)
Revenues:
Premiums	$109,985	42,067	-	152,052
Net investment income	16,523	13,008	546	30,077
Realized investment gains (losses), net	6,590	1,475	(53)	8,012
Decrease in fair value of warrants	-	-	232	232
Other income	650	82	76	808
Total revenue	133,748	56,632	801	191,181

Benefits and expenses:
Insurance benefits paid or provided:
Claims and surrenders	41,040	19,998	-	61,038
Increase in future policy benefit reserves	42,619	3,801	-	46,420
Policyholders' dividends	7,414	71	-	7,485
Total insurance benefits paid or provided	91,073	23,870	-	114,943

Commissions	21,899	14,686	-	36,585
Other general expenses	10,975	14,307	1,803	27,085
Capitalization of deferred policy acquisition costs	(21,398)	(6,562)	-	(27,960)
Amortization of deferred policy acquisition costs	16,185	1,655	-	17,840
Amortization of cost of customer relationships acquired	1,105	1,953	-	3,058
Total benefits and expenses	119,839	49,909	1,803	171,551
Income (loss) before income tax expense	$13,909	6,723	(1,002)	19,630

	December 31, 2009
	Life Insurance	Home Service	Other Non-Insurance Enterprises	Consolidated
	(In thousands)
Revenues:
Premiums	$105,997	41,283	-	147,280
Net investment income	16,667	12,680	255	29,602
Realized investment gains, net	1,100	6,562	378	8,040
Decrease in fair value of warrants	-	-	3,154	3,154
Other income	340	101	463	904
Total revenue	124,104	60,626	4,250	188,980

Benefits and expenses:
Insurance benefits paid or provided:
Claims and surrenders	41,277	18,711	-	59,988
Increase in future policy benefit reserves	36,043	4,747	-	40,790
Policyholders' dividends	6,594	86	-	6,680
Total insurance benefits paid or provided	83,914	23,544	-	107,458

Commissions	21,146	14,390	-	35,536
Other general expenses	10,195	14,847	3,361	28,403
Capitalization of deferred policy acquisition costs	(20,975)	(6,157)	-	(27,132)
Amortization of deferred policy acquisition costs	17,861	2,817	-	20,678
Amortization of cost of customer relationships acquired	1,491	1,940	-	3,431
Total benefits and expenses	113,632	51,381	3,361	168,374
Income before income tax expense	$10,472	9,245	889	20,606

The table below summarizes assets by segment.

	For the Years Ended December 31,
	2011	2010
	(In thousands)
Assets:
Life Insurance	$654,764	582,099
Home Service Insurance	373,275	347,445
Other Non-Insurance Enterprises	63,231	56,962
Total assets	$1,091,270	986,506

Major categories of earned premiums are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Premium income:
Ordinary life	$153,118	144,350	139,843
Group life	1,660	1,315	1,158
Accident and health	1,561	1,577	1,531
Property	5,056	4,810	4,748
Total premium income	$161,395	152,052	147,280

Geographic Information

The following table sets forth the Company's annual total of earned premiums from geographic area for the years indicated:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Area:

United States	$51,126	53,189	53,741
Colombia	21,765	21,377	23,254
Venezuela	21,150	16,655	13,845
Taiwan	14,196	14,270	13,629
Ecuador	13,481	12,278	10,737
Argentina	9,353	9,134	8,535
Other foreign countries	36,016	32,216	31,986
Net reinsurance	(5,692)	(7,067)	(8,447)
Total	$161,395	152,052	147,280

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 10:	Income Taxes

Our federal income tax expense was $2.8 million, $4.1 million and $3.3 million in 2011, 2010 and 2009,   respectively.  This represents effective tax rates of 25.0%, 21.0% and 15.8%, respectively.  In 2008, a valuation allowance of $6.9 million was established for the OTTI recorded in 2008 related to the Company's stock mutual funds.  Additionally, a valuation allowance of $804,000 was established for securities acquired in the ONLIC acquisition.  In 2009, $2.8 million of the valuation allowance established in 2008 for the OTTI on mutual funds was released as a reduction in tax expense.  This release related to the mutual funds that were sold in 2009 and generated realized capital gains.  Additionally, $2.7 million of the valuation allowance established in 2008 was released as an increase to other comprehensive income ("OCI").  This release was related to the increase in the fair value during 2009 of the mutual funds still owned at December 31, 2009.  An additional valuation allowance was set up for $254,000 related to additional declines in ONLIC investments.  This amount was added to goodwill.  During 2010, most of the mutual funds owned at December 31, 2009 were sold.  Primarily due to this event, a tax valuation allowance was no longer required at December 31, 2010 and the $2.5 million allowance was released as a reduction in tax expense.  Additionally, $1.9 million of the valuation allowance in OCI was released as a reduction in income tax expense, since the mutual funds that the allowance related to had been sold.  The total tax expense reduction from the release of the valuation allowance in 2010 was $4.3 million.  In 2011, $570,000 of the valuation allowance still remaining in OCI was released as a reduction in tax expense as the stocks the valuation allowance related to were either sold or called.

The table below summarizes the changes in the valuation allowance.

	Deferred Tax Liability	Other Comprehensive Income	Goodwill	Income Tax Expense (Benefit)
	(In thousands)

Established on 2008 OTTI's	$(6,900)	-	-	6,900
Established on securities acquired in Ozark acquisition	(804)	-	804	-
Balance at December 31, 2008	(7,704)		804	6,900
Release of valuation allowance in 2009	5,242	(2,701)	254	(2,795)
Balance at December 31, 2009	(2,462)	(2,701)	1,058	4,105
Release of valuation allowance in 2010	2,462	1,858	-	(4,320)
Balance at December 31, 2010	-	(843)	1,058	(215)
Release of valuation allowance in 2011	-	570	-	(570)
Balance at December 31, 2011	$-	(273)	1,058	(785)

A reconciliation of federal income tax expense computed by applying the federal income tax rate of 35% in 2011, 2010 and 2009 to income (loss) before federal income tax expense is as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)

Expected tax expense (benefit)	$3,908	6,870	7,212
Change in valuation allowance	-	(2,462)	(2,795)
Release of valuation allowance previously held in other comprehensive income	(570)	(1,858)	-
Taxable intercompany stock sales	405	1,369	-
Tax-exempt interest and dividends-received deduction	(251)	(203)	(196)
Change in fair value of options and warrants	(398)	(81)	(1,104)
Adjustment of prior year taxes	(280)	566	36
Effect of graduated rates	-	-	25
Other	(24)	(82)	88
Total income tax expense	$2,790	4,119	3,266

Income tax expense (benefit) consists of:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)

Current	$4,624	3,492	937
Deferred	(1,834)	627	2,329
Total income tax expense	$2,790	4,119	3,266

Deferred tax expense is comprised of $1,264,000 deferred tax benefit and $570,000 tax benefit released from OCI.

The components of deferred federal income taxes are as follows:

	Years Ended December 31,
	2011	2010
	(In thousands)

Deferred tax assets:
Future policy benefit reserves	$30,842	26,699
Net operating and capital loss carryforwards	3,751	4,249
Due and accrued dividends and expenses	1,274	1,247
Investments	433	1,508
State income tax credits	135	138
Other	190	251
Total gross deferred tax assets	36,625	34,092
Valuation allowance	-	-
Total gross deferred tax assets net of valuation allowance	36,625	34,092
Deferred tax liabilities:
Deferred policy acquisition costs, cost of customer relationships acquired and intangible assets	(43,394)	(42,088)
Unrealized gains on investments available-for-sale	(10,494)	(275)
Other	(792)	(1,139)
Total gross deferred tax liabilities	(54,680)	(43,502)
Net deferred tax liability	$(18,055)	(9,410)

A summary of the changes in the components of deferred federal and state income taxes is as follows:

	At December 31,
	2011	2010
	(In thousands)

Deferred federal and state income taxes:
Balance January 1,	$(9,410)	(8,052)
Deferred tax benefit (expense)	1,264	(4,947)
Change in valuation allowance	-	2,462
Investments available-for-sale	(10,219)	1,112
Effects of unrealized gains on CCRA and DAC	310	15
Balance December 31,	$(18,055)	(9,410)

The Company and our subsidiaries had net operating losses at December 31, 2011 available to offset future taxable income of approximately $10.2 million, expiring at various times through 2029.  A portion of the net operating loss carryforward is subject to limitations under Section 382 of the Internal Revenue Code.  At December 31, 2011 and 2010, we determined that as a result of our historical income, projected future income, tax planning strategies, and the nature of the items from which the deferred tax assets are derived, other than assets for which OTTI was recorded, it was more likely than not that the deferred tax assets would be realized.

The Company and our subsidiaries had capital loss carry-forwards at December 31, 2011 of $494,000, which expire, if not used, in 2016.  The Company intends to generate capital gains before the losses expire.

At December 31, 2011, the Company had accumulated approximately $3,291,000 in our "policyholders' surplus account."  This is a special memorandum tax account into which certain amounts not previously taxed, under prior tax laws, were accumulated.  No new additions are expected to be made to this account.  Federal income taxes will become payable thereon at the then current tax rate (a) when and if distributions to shareholders, other than stock dividends and other limited exceptions, are made in excess of the accumulated previously taxed income; or (b) when a company ceases to be a life insurance company as defined by the Internal Revenue Code and such termination is not due to another life insurance company acquiring its assets in a nontaxable transaction.  We do not anticipate any transactions that would cause any part of this amount to become taxable.  However, should the balance at December 31, 2011 become taxable, the tax computed at present rates would be approximately $1,152,000.

There are no uncertain tax positions for the year ended December 31, 2011; therefore, we did not accrue any interest or penalties related to these items.

The Company's Federal income tax return is filed on a consolidated basis with the following entities:

Citizens, Inc.
CICA Life Insurance Company of America
Security Plan Life Insurance Company
Security Plan Fire Insurance Company
Computing Technology, Inc.
Insurance Investors, Inc.
Citizens National Life Insurance Company
Integrity Capital Corporation
Integrity Capital Insurance Company

Security Plan Life Insurance Company and Security Plan Fire Insurance Company were included in the consolidated return for the first time in 2010.

The method of allocation among companies is subject to a written tax sharing agreement, approved by the Board of Directors, whereby allocation is made primarily on a separate return basis with current credit for any net operating losses or other items utilized in the consolidated tax return.  Intercompany tax balances are settled quarterly.

The Company and our subsidiaries file income tax returns in the U.S. federal jurisdiction and various U.S. states.  Most of our subsidiaries are not subject to examination by U.S. tax authorities for years prior to 2008.  Some of our subsidiaries have open tax years going back as far as 1995 due to net operating loss carry-forwards.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
Note 11:	Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of the effects of income taxes of 35% in 2011, 2010 and 2009, as indicated below.

	Amount	Tax Effect	Amount
	(In thousands)

Year ended December 31, 2011
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period	$30,474	(10,666)	19,808
Reclassification adjustment for (gains) losses included in net income	(1,277)	447	(830)
Effects on DAC and CCRA	(885)	310	(575)
Change in tax valuation allowance	-	(570)	(570)
Other comprehensive income	$28,312	(10,479)	17,833
Year ended December 31, 2010
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period	$4,891	(1,712)	3,179
Reclassification adjustment for (gains) losses included in net income	(8,067)	2,824	(5,243)
Effects on DAC and CCRA	(45)	15	(30)
Change in tax valuation allowance	-	(1,858)	(1,858)
Other comprehensive loss	$(3,221)	(731)	(3,952)
Year ended December 31, 2009
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period	$20,449	(7,158)	13,291
Reclassification adjustment for (gains) losses included in net income	(7,701)	2,695	(5,006)
Effects on DAC and CCRA	24	(8)	16
Change in tax valuation allowance	-	2,701	2,701
Other comprehensive income	$12,772	(1,770)	11,002

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans Disclosure [Abstract]
Benefit Plans
Note 12:	Benefit Plans

The Company sponsors a defined contribution profit-sharing plan.  Employees with one year of service can participate.  Contributions are made at the discretion of the Board of Directors and are subject to a tiered vesting schedule.  Employer contributions to the plan were $1.0 million in 2011 and  2010 and $0.7 million in 2009.  The plan does not permit employee contributions.

The Company is primarily self-insured for employee health benefits.  The Company records its self-insurance liability based on claims filed and an estimate of claims incurred but not yet reported.  There is stop-loss coverage for amounts in excess of $100,000 per individual per year.  If more claims are made than were estimated or if the costs of actual claims increase beyond what was anticipated, reserves recorded may not be sufficient and additional accruals may be required in future periods.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 13:	Related Party Transactions

The Company sponsors the Citizens, Inc. Stock Investment Plan (the "Plan"), which is administered by an independent third party.  The Plan is a means for new and existing investors in our Class A Common Stock to purchase and sell shares at market prices.  Each share purchased through the Plan is registered in the name of the investing shareholder.  The Company offers the Plan to our policyholders for automatic investment of policy benefits, including policyholder dividends.  We do not have possession of, or control over, any amounts invested through the Plan.

Citizens, Inc. purchased Class A common shares during 2011 and 2010 that were held by subsidiaries at market value as of the transaction dates, which approximated $1.2 million and $4.3 million, respectively.  These transactions were eliminated for financial reporting purposes in accordance with consolidation accounting, but generated a tax expense for the year ended December 31, 2011 and 2010 totaling approximately $0.4 million and $1.4 million.

The Company previously filed a plan of merger with the Departments of Insurance of Colorado and Indiana related to the planned merger of Integrity Capital Corporation and the merger of the down-line subsidiary Integrity Capital Insurance Company into CICA.  The Company received approval from the respective state insurance departments to merge Integrity Capital Insurance Company into CICA as of April 1, 2011.  Prior to the mergers, Citizens contributed the stock of ICC to CICA.  The capital contribution did not impact the overall consolidated financial position or results of operations of the Company.  However, the Company does anticipate the elimination of duplicative overhead and annual regulatory reporting expenses.  Integrity Capital Corporation and Integrity Capital Insurance Company were merged into CICA as of April 1, 2011.

In 2011 and 2010, CICA paid a dividend of $6.8 million and $9.3 million, respectively, to Citizens, Inc. and SPLIC paid a dividend to CICA in the amount of $0.6 million and $2.6 million, respectively.  In 2009, CICA declared a dividend to Citizens, Inc. of $10.5 million that was paid in January 2010 and SPLIC paid a dividend to CICA of $1.4 million.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)
Note 14:  Quarterly Financial Information (Unaudited)

The following table contains selected unaudited financial data for each quarter.

	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)
2011

Revenues	$52,672	48,548	48,510	45,283
Benefits and expenses	52,023	45,505	43,770	42,550
Federal income tax (benefit) expense	(480)	820	1,497	953
Net income	1,129	2,223	3,243	1,780
Net income available to common shareholders	1,129	2,223	3,243	1,780
Basic earnings per share of Class A common stock	0.01	0.05	0.07	0.04
Basic earnings per share of Class B common stock	0.01	0.02	0.03	0.02
Diluted earnings per share of Class A common stock	0.02	0.05	0.07	0.03
Diluted earnings per share of Class B common stock	0.02	0.02	0.03	0.01

	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)
2010

Revenues	$55,734	45,455	46,160	43,832
Benefits and expenses	45,817	42,476	41,798	41,460
Federal income tax expense	862	1,313	1,177	767
Net income	9,055	1,666	3,185	1,605
Net income available to common shareholders	9,055	1,666	3,185	1,605
Basic and diluted earnings per share of Class A common stock	0.19	0.03	0.07	0.03
Basic and diluted earnings per share of Class B common stock	0.09	0.02	0.03	0.02

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 15:  Subsequent Events

We have evaluated for subsequent events as defined by the accounting guidance through the date of financial statement issuance.  No items were identified in this period subsequent to the financial statement date that required adjustment or disclosure.

Schedule II Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Registrant [Abstract]
Condensed Financial Information of Registrant
Schedule II
Condensed Financial Information of Registrant
CITIZENS, INC. (Parent Company)
Balance Sheets

	At December 31,
	2011	2010
	(In thousands)

Assets

Investment in subsidiaries (1)	$197,646	180,015
Fixed maturities available-for-sale, at fair value	35,299	18,453
Fixed maturities held-to-maturity, at amortized cost	151	-
Equity securities available-for-sale, at fair value	926	-
Mortgage loans on real estate	485	492
Real estate and other long-term investments	6,468	6,550
Cash	16,494	23,508
Accrued investment income	384	174
Accounts receivable from subsidiaries (1)	2,517	2,436
Other assets	763	828
Total assets	$261,133	232,456

Liabilities and Stockholders' Equity

Liabilities:
Accrued expense and other liabilities	$4,997	3,235
Liabilities for options and warrants	451	1,587
Total liabilities	$5,448	4,822
Stockholders' equity:
Common stock:
Class A	$258,548	256,703
Class B	3,184	3,184
Accumulated retained deficit	(14,208)	(22,581)
Unrealized investment gains on securities held by parent and subsidiaries, net of tax	19,172	1,339
Treasury stock	(11,011)	(11,011)
Total stockholders' equity	255,685	227,634
Total liabilities and stockholders' equity	$261,133	232,456

(1) Eliminated in consolidation.

See accompanying report of independent registered public accounting firm.

Schedule II, Continued
Condensed Financial Information of Registrant
CITIZENS, INC. (Parent Company)
Statements of Operations

	Years Ended December 31,
	2011	2010	2009
	(In thousands)

Revenues:
Management service fees (1)	$28,560	29,153	29,885
Investment income	822	423	164
Decrease in fair value of warrants	1,136	232	3,154
Other	-	-	2
Realized investment gains (losses)	18	(53)	40
Total revenues	30,536	29,755	33,245
Expenses:
General	26,418	26,529	27,907
Taxes	1,671	1,608	1,363
Total expenses	28,089	28,137	29,270
Income before equity in income of consolidated subsidiaries	2,447	1,618	3,975
Equity in income of consolidated subsidiaries	5,928	13,893	13,365
Net income	$8,375	15,511	17,340

(1) Eliminated in consolidation.

See accompanying report of independent registered public accounting firm.

Schedule II, Continued
Condensed Financial Information of Registrant
CITIZENS, INC. (Parent Company)
Statements of Cash Flows

	Years Ended December 31,
	2011	2010	2009
	(In thousands)

Cash flows from operating activities:
Net income	$8,375	15,511	17,340
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment losses (gains)	(18)	53	(40)
Equity in net income of consolidated subsidiaries	(5,928)	(13,893)	(13,365)
Decrease in fair value of options and warrants	(1,136)	(232)	(3,154)
Accrued expenses and other liabilities	1,762	845	(204)
Amortization of premiums and discounts on fixed maturities	165	96	-
Depreciation	249	227	252
Change in accrued investment income	(210)	(164)	48
Decrease (increase) in receivable from subsidiaries	(81)	1,552	758
Other	(246)	(295)	868
Net cash provided by operating activities	2,932	3,700	2,503
Cash flows from operating activities:
Purchase of fixed maturities, held-to-maturity	(1,156)	-	-
Calls of fixed maturities, held-to-maturity	1,000	-	-
Purchase of fixed maturities, available-for-sale	(24,794)	(18,254)	(3,000)
Maturities of fixed maturities, available-for-sale	8,725	1,750	5,550
Purchase of equity securities, available-for-sale	(1,000)	-	-
Sale of real estate and other long-term investments	16	61	212
Purchase of other long-term investments and property and equipment	(154)	(437)	(2,021)
Maturity of short-term investments	-	-	2,250
Capital contribution to subsidiary	-	-	(1,000)
Net cash provided by (used by) investment activities	(17,363)	(16,880)	1,991
Cash flows from financing activities:
Dividend from subsidiary	6,800	19,800	-
Warrants exercised	1,843	-	70
Purchase of the Company's stock from affiliates	(1,226)	(4,314)	-
Net cash provided by financing activities	7,417	15,486	70
Net increase (decrease) in cash	(7,014)	2,306	4,564
Cash at beginning of year	23,508	21,202	16,638
Cash at end of year	$16,494	23,508	21,202

See accompanying report of independent registered public accounting firm.

Schedule III Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
Schedule III
Supplementary Insurance Information

	At December 31,
	2011	2010
	(In thousands)

Deferred Policy acquisition cost:
Life Insurance	$111,968	104,433
Home Service Insurance	24,332	21,251
Other Non-Insurance Enterprises	-	-
Total consolidated deferred policy acquisition costs	$136,300	125,684

Future policy benefit reserves and policy claims payable:
Life Insurance	$517,869	462,354
Home Service Insurance	242,325	233,332
Other Non-Insurance Enterprises	-	-
Total consolidated future policy benefit reserves and policy claims payable	$760,194	695,686

Unearned premiums:
Life Insurance	$693	1,373
Home Service Insurance	214	193
Other Non-Insurance Enterprises	-	-
Total consolidated unearned premiums	$907	1,566

Other policy claims and benefits payable:
Life Insurance	$38,929	34,999
Home Service Insurance	4,816	4,799
Other Non-Insurance Enterprises	-	-
Total consolidated other policy claims and benefits payable	$43,745	39,798

See accompanying report of independent registered public accounting firm.

Schedule IV Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract ]
Reinsurance
Schedule IV
Reinsurance

					% of
		Ceded to	Assumed		Amount
	Direct	Other	From Other		Assumed to
	Amount	Companies	Companies	Net Amount	Net
	(In thousands)

Year ended December 31, 2011
Life insurance in force	$4,559,198	462,220	1,147,222	5,244,200	21.9%
Premiums:
Life insurance	154,812	1,908	1,874	154,778
Accident and health insurance	6,091	4,530	-	1,561
Property insurance	6,184	1,128	-	5,056
Total premiums	$167,087	7,566	1,874	161,395	1.2%

Year ended December 31, 2010
Life insurance in force	$4,451,979	381,076	1,044,759	5,115,662	20.4%
Premiums:
Life insurance	146,331	2,219	1,553	145,665
Accident and health insurance	6,847	5,270	-	1,577
Property insurance	5,941	1,131	-	4,810
Total premiums	$159,119	8,620	1,553	152,052	1.0%

Year ended December 31, 2009
Life insurance in force	$4,432,017	362,891	927,917	4,997,043	18.6%
Premiums:
Life insurance	142,098	2,513	1,416	141,001
Accident and health insurance	7,815	6,284	-	1,531
Property insurance	5,814	1,066	-	4,748
Total premiums	$155,727	9,863	1,416	147,280	1.0%